Credit from Banks and Others (Narratives) (Details) ₪ in Millions, $ in Millions	1 Months Ended					12 Months Ended
	Jan. 31, 2026 USD ($)	May 31, 2025 ILS (₪)	May 31, 2025 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	May 31, 2025 USD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2023 USD ($)
Borrowings From Banks And Others [Line Items]
Short-term debt from securitization						$ 325
Short-term debt, credit from local banks						114
Total guarantees the Company provided including to an associated Company					$ 151	199
Limit Guarantees And Indemnities To Third Parties Up To Agreed Amount						550
Utilization of the securitization facility					176	$ 325
Securitization framework						The securitization balance consists of the four currencies USD (53.8%), EUR (32.5%), ILS (10%) and GBP (3.7%).
Net Debt Ebitda Under Securitization Agreements						4.75
Percentage of direct and indirect scope of sustainability performance targets						25.00%
Unequal semiannual installments payable						unequal semiannual installments payable on December 26 and June 26 of each year from 2025 through 2030, in the following proportions: 3.33%, 5%, 5%, 6.67%, 10%, 10%, 10%, 10%, 10%, and 30%
Amount of securitization agreements with committed value						$ 350
Amount of securitization agreements with uncommitted value						100
Financial covenant						$ 1,434
Group Of International Banks [Member]
Borrowings From Banks And Others [Line Items]
Revolving credit facility									$ 1,550
Credit facility amount								$ 1,400
Debentures Series G [Member]
Borrowings From Banks And Others [Line Items]
Expansion of debentures		₪ 850	$ 236
Outstanding principal		₪ 1,570					$ 437
Borrowings, interest rate		2.40%					2.40%
Debentures Series G [Member] | January/May 2020 [Member]
Borrowings From Banks And Others [Line Items]
Repayments of bonds				₪ 33	$ 10
Debentures (private offering) - 3 series [Member] | January 2014 [Member]
Borrowings From Banks And Others [Line Items]
Repayments of bonds	$ 46